Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
EQUITY
Revaluation surplus	R$ 426,170		R$ 353,349	R$ 591,927
[custom:AdjustmentsRelatedToActuarialLiabilitiesPostEmploymentBenefits1]	291,740		246,626	(271,345)
Taxes on adjustments	(88,548)		(93,881)	92,190
Deemed cost of fixed assets	(55,322)		(70,569)	(90,347)
[custom:TaxesOnAdjustments2]	18,809		23,994	30,717
Attributed to non-controlling interest	(2,721)		(144)	207
[custom:ActuarialLiabilityInvestimentRealization]	(3,541)	[1]	(33,205)
[custom:GainsOnFinancialAssetsSubsidiaries]	10,295
[custom:TaxesOnAdjustments3]	(3,500)
Revaluation surplus	R$ 593,382		R$ 426,170	R$ 353,349

[1]	realization of Copel SER's actuarial gain after the transfer of all employees to Copel's other wholly-owned subsidiaries.